Stockholders’ Equity (Tables) - Titan Pharmaceuticals Inc [Member]	12 Months Ended
Dec. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
Schedule of Warrants to Purchase Shares of Common Stock

As of December 31, 2024, the following warrants to purchase shares of our common stock were outstanding (in thousands, except per share price):

Date Issued	Expiration Date	Exercise Price	Outstanding
08/09/2019	02/09/2025	$642.00	5
01/09/2020	07/09/2025	$150.00	10
10/30/2020	12/01/2025	$60.00	82
01/20/2021	07/20/2026	$71.00	102
02/04/2022	08/04/2027	$22.80	233
			432

Schedule of Shares Reserved for Future Issuance

As of December 31, 2024, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	79
Shares issuable upon the exercise of warrants	432
511